Shareholder Fees (Vanguard Target Retirement 2030 Fund Participant)	Vanguard Target Retirement 2030 Fund Vanguard Target Retirement 2030 Fund - Investor Shares 10/1/2013 - 9/30/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none